OTHER INCOME AND EXPENSES (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2011 USD ($)
Other income
Rental income	S/ 37,882	S/ 37,847	S/ 35,941
Revenue from sale of loan portfolio(i)	28,728	75,800	26,616
Net income from the sale of property, furniture and equipment	8,523	16,869	54,952
Income from resolution of IFRS 16 contracts	8,273
Recoveries of other accounts receivable and other assets	1,137	13,796	79
Net gain from sale of seized and recovered assets	728
Net income from the sale of investments properties		23,629	12,541
Others(ii)	201,710	176,288	143,753
Total other income	286,981	344,229	273,882
Other expenses
Provision for sundry risks, Note 13(f)	140,897	27,272	42,236
Donations (iii)	128,884	10,378	10,550	$ 3,650
Various operating expenses (iv)	106,776
Losses due to operational risk	54,818	29,878	46,528
Association in participation	52,020	22,636	14,526
Provision for other accounts receivable	51,517	8,059	7,174
Intangible losses due to withdrawals and dismissed projects	40,342	22,492	0
Expenses on improvements in building for rent	25,773	30,721	36,551
Administrative and tax penalties	3,029	2,659	4,301
Net loss from sale adjudicated assets	0	9,617	3,411
Loss on sale of investment properties	1,328
Others(v)	152,684	104,757	74,670
Total other expenses	S/ 758,068	S/ 268,469	S/ 239,947